Summary of Significant Accounting Policies (Details 2)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	46,717,615	24,396,756	49,847,037	243,960,532	14,046,700
Class A convertible preferred stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	3,337,309		3,337,309
Series A Perferred stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities		13,604,128		136,041,275	8,503,503
Common stock warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	39,888,135	8,926,217	43,144,557	89,265,160	4,865,235
Common stock options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive securities	3,492,171	1,865,411	3,365,171	18,654,097	677,962